Summary of Significant Accounting Policies (Table)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Entities included in consolidation

Statement of income
Company name	Vessel name	Country of incorporation	2013	2012	2011
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 12/31	1/01 - 12/31	5/19 - 12/31
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 12/31	1/01 - 12/31	5/19 - 12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 - 12/31	6/15 - 12/31	—
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 12/31	7/24 - 12/31	—
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 12/31	7/27 - 12/31	—
Joy Shipping Corporation	Navios Joy	Marshall Is.	9/11 - 12/31	—	—
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	10/11 - 12/31	—	—
Pearl Shipping Corporation	Navios Sun	Marshall Is.	—	—	—
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	—	—	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	12/4 - 12/31	—	—
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	12/4 - 12/31	—	—
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	12/10 - 12/31	—	—
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	12/13 - 12/31	—	—
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	12/16 - 12/31	—	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	6/19 - 12/31	—	—
Navios Partners Europe Finance Inc.	Sub- Holding Company	Marshall Is.	6/04 - 12/31	—	—